Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ADM Endeavors, Inc.
Entity Central Index Key	0001588014
Entity Tax Identification Number	45-0459323
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5941 Posey Lane
Entity Address, City or Town	Haltom City
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76117
City Area Code	(817)
Local Phone Number	840-6271
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5941 Posey Lane
Entity Address, City or Town	Haltom City
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76117
City Area Code	(817)
Local Phone Number	840-6271
Contact Personnel Name	Marc Johnson